DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

The Fund maintains a diversified investment strategy across the short-term maturity spectrum to a maximum of five years. The Fund's average maturity on November 30, 1997, which had been gradually extended over the period, was approximately 2.5 years. Given the current economic environment, the state of the U.S. budget and the lack of inflation, the Fund's average maturity may be extended in the months ahead as opportunities present themselves. We believe that the Fund, whose income is free from state and local taxes in all 50 states and the District of Columbia, continues to offer investors an attractive alternative to other short-term investments.

LOOKING AHEAD

For the balance of 1997 and early into 1998, U.S. economic growth should remain healthy. The Federal Reserve Board is unlikely to raise interest rates in the first half of 1998; however, the central bank may need to reassess its current stance on monetary policy during 1998, should inordinately strong economic growth cause an unacceptable rise in the rate of inflation.

We appreciate your ongoing support of Dean Witter Short-Term U.S. Treasury Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited)

PRINCIPAL                       DESCRIPTION
AMOUNT IN                           AND                           COUPON
THOUSANDS                      MATURITY DATE                       RATE          VALUE
------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (98.1%)
              U.S. Treasury Notes (86.8%)
 $ 5,000      10/31/02........................................      5.75%     $  4,980,100
   6,000      10/31/98........................................      5.875        6,007,620
  17,000      09/30/98........................................      6.00        17,043,010
   9,400      06/30/99........................................      6.00         9,432,148
  24,100      07/31/02........................................      6.00        24,242,431
   3,000      05/15/98........................................      6.125        3,008,340
  26,930      09/30/00........................................      6.125       27,151,365
  17,100      12/31/01........................................      6.125       17,260,398
   1,750      07/31/98........................................      6.25         1,756,790
   1,000      03/31/99........................................      6.25         1,006,350
  13,500      04/30/01........................................      6.25        13,664,160
  18,000      10/31/01........................................      6.25        18,241,920
   3,500      02/28/02........................................      6.25         3,549,315
   2,200      06/30/02........................................      6.25         2,233,462
  10,000      05/15/99........................................      6.375       10,081,800
   1,600      01/15/00........................................      6.375        1,619,040
   8,000      04/30/00........................................      6.75         8,168,160
  20,000      02/29/00........................................      7.125       20,551,200
   5,000      02/15/98........................................      7.25         5,016,150
  14,000      01/15/98........................................      7.875       14,041,580
                                                                              ------------
                                                                               209,055,339
                                                                              ------------
              U.S. Treasury Strips (11.3%)
  18,300      05/15/99 (Coupon)...............................      0.00        16,848,261
  12,000      08/15/00 (Principal)............................      0.00        10,274,640
                                                                              ------------
                                                                                27,122,901
                                                                              ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Identified Cost $234,511,018).............................      236,178,240
                                                                              ------------
              SHORT-TERM INVESTMENT (0.8%)
              U.S. GOVERNMENT OBLIGATION
   1,900      U.S. Treasury Bill
               12/04/97 (Identified Cost $1,899,224)..........      4.90         1,898,707
                                                                              ------------
              TOTAL INVESTMENTS
              (Identified Cost $236,410,242)(a)...............      98.9%      238,076,947

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..       1.1         2,742,006
                                                                   -----      ------------
              NET ASSETS......................................     100.0%     $240,818,953
                                                                   =====      ============

---------------------
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $4,345,503 and the aggregate gross unrealized depreciation is $2,678,798, resulting in net unrealized appreciation of $1,666,705.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $236,410,242).......................................    $238,076,947
Cash..................................................................          32,283
Receivable for:
    Interest..........................................................       3,002,452
    Shares of beneficial interest sold................................         156,992
Prepaid expenses and other assets.....................................          62,002
                                                                          ------------

    TOTAL ASSETS......................................................     241,330,676
                                                                          ------------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.........................         193,684
    Dividends to shareholders.........................................         116,158
    Plan of distribution fee..........................................          69,495
    Investment management fee.........................................          69,495
Accrued expenses and other payables...................................          62,891
                                                                          ------------

    TOTAL LIABILITIES.................................................         511,723
                                                                          ------------

    NET ASSETS........................................................    $240,818,953
                                                                          ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.......................................................    $257,123,761
Net unrealized appreciation...........................................       1,666,705
Accumulated undistributed net investment income.......................         476,669
Accumulated net realized loss.........................................     (18,448,182)
                                                                          ------------

    NET ASSETS........................................................    $240,818,953
                                                                          ============

NET ASSET VALUE PER SHARE,
 24,208,664 shares outstanding
 (unlimited shares authorized of $.01 par value)......................           $9.95
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

STATEMENT OF OPERATIONS
For the six months ended November 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.........................................................    $7,134,191
                                                                            ----------

EXPENSES
Plan of distribution fee................................................       404,537
Investment management fee...............................................       404,537
Transfer agent fees and expenses........................................        54,618
Registration fees.......................................................        34,853
Professional fees.......................................................        20,929
Shareholder reports and notices.........................................        20,554
Trustees' fees and expenses.............................................         7,723
Custodian fees..........................................................         3,471
Other...................................................................         6,364
                                                                            ----------

    TOTAL EXPENSES......................................................       957,586
                                                                            ----------

    NET INVESTMENT INCOME...............................................     6,176,605
                                                                            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.......................................................      (234,087)
Net change in unrealized depreciation...................................     2,458,565
                                                                            ----------

    NET GAIN............................................................     2,224,478
                                                                            ----------

NET INCREASE............................................................    $8,401,083
                                                                            ==========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                            FOR THE SIX        FOR THE YEAR
                                                           MONTHS ENDED           ENDED
                                                         NOVEMBER 30, 1997     MAY 31, 1997
-------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................       $  6,176,605       $ 13,978,300
Net realized loss....................................           (234,087)          (293,887)
Net change in unrealized depreciation................          2,458,565            112,927
                                                            ------------       ------------

    NET INCREASE.....................................          8,401,083         13,797,340

Dividends from net investment income.................         (6,094,523)       (13,860,110)
Net increase (decrease) from transactions in shares
 of beneficial interest..............................          8,245,204        (28,307,309)
                                                            ------------       ------------

    NET INCREASE (DECREASE)..........................         10,551,764        (28,370,079)
NET ASSETS:
Beginning of period..................................        230,267,189        258,637,268
                                                            ------------       ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $476,669 and $394,587, respectively).............       $240,818,953       $230,267,189
                                                            ============       ============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Short-Term U.S. Treasury Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is current income, preservation of principal and liquidity. The Fund seeks to achieve its objective by investing its assets in U.S. Treasury securities backed by the full faith and credit of the U.S. Government. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

the Investment Manager and Distributor, other employees and selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. For the six months ended November 30, 1997, the distribution fee was accrued at the annual rate of 0.35%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended November 30, 1997 aggregated $95,260,715 and $94,870,277, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended November 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,455. At November 30, 1997, the Fund had an accrued pension liability of $37,994 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                      FOR THE SIX                         FOR THE YEAR
                                                                     MONTHS ENDED                             ENDED
                                                                   NOVEMBER 30, 1997                      MAY 31, 1997
                                                             -----------------------------        -----------------------------
                                                                      (unaudited)
                                                               SHARES           AMOUNT              SHARES           AMOUNT
                                                             -----------     -------------        -----------     -------------
Shares sold..............................................     10,589,718     $ 105,073,366         25,650,127     $ 253,738,691
Shares issued in reinvestment of dividends...............        495,098         4,915,059          1,132,124        11,170,571
                                                             -----------     -------------        -----------     -------------
                                                              11,084,816       109,988,425         26,782,251       264,909,262
Shares repurchased.......................................    (10,255,990)     (101,743,221)       (29,680,876)     (293,216,571)
                                                             -----------     -------------        -----------     -------------
Net increase (decrease)..................................        828,826     $   8,245,204         (2,898,625)    $ (28,307,309)
                                                             ===========     =============        ===========     =============

6. FEDERAL INCOME TAX STATUS

At May 31, 1997, the Fund had a net capital loss carryover of approximately $18,110,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

    AMOUNT IN THOUSANDS
---------------------------
 2003        2004      2005
-------     ------     ----
$11,507     $6,271     $332

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $103,000 during fiscal 1997.

As of May 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE SIX                 FOR THE YEAR ENDED MAY 31
                                                                MONTHS ENDED          ---------------------------------------
                                                              NOVEMBER 30, 1997             1997                  1996
 ----------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................           $ 9.85                      $ 9.84                $ 9.98
                                                                     ------                      ------                ------
Net investment income.....................................             0.26                        0.54                  0.54
Net realized and unrealized gain (loss)...................             0.10                          --                 (0.14)
                                                                     ------                      ------                ------
Total from investment operations..........................             0.36                        0.54                  0.40
                                                                     ------                      ------                ------
Less dividends and distributions from:
   Net investment income..................................            (0.26)                      (0.53)                (0.54)
   Net realized gain......................................               --                          --                    --
                                                                     ------                      ------                ------
Total dividends and distributions.........................            (0.26)                      (0.53)                (0.54)
                                                                     ------                      ------                ------
Net asset value, end of period............................           $ 9.95                      $ 9.85                $ 9.84
                                                                     ======                      ======                ======

TOTAL INVESTMENT RETURN+..................................             3.69%(1)                    5.63%                 4.09%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................             0.83%(2)                    0.83%                 0.84%
Net investment income.....................................             5.34%(2)                    5.42%                 5.33%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................         $240,819                    $230,267              $258,637
Portfolio turnover rate...................................               44%(1)                     149%                   63%


                                                                                    FOR THE YEAR ENDED MAY 31
                                                                       --------------------------------------------------
                                                                         1995                 1994                1993
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................             $ 9.88                $10.34                $10.21
                                                                       ------                ------                ------
Net investment income.....................................               0.49                  0.49                  0.54
Net realized and unrealized gain (loss)...................               0.10                 (0.45)                 0.13
                                                                       ------                ------                ------
Total from investment operations..........................               0.59                  0.04                  0.67
                                                                       ------                ------                ------
Less dividends and distributions from:
   Net investment income..................................              (0.49)                (0.50)                (0.53)

   Net realized gain......................................                 --                    --                 (0.01)
                                                                       ------                ------                ------
Total dividends and distributions.........................              (0.49)                (0.50)                (0.54)
                                                                       ------                ------                ------
Net asset value, end of period............................             $ 9.98                $ 9.88                $10.34
                                                                       ======                ======                ======

TOTAL INVESTMENT RETURN+..................................               6.22%                 0.25%                 6.75%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................               0.84%                 0.79%                 0.80%

Net investment income.....................................               4.93%                 4.74%                 5.18%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................           $273,184              $516,017              $584,206

Portfolio turnover rate...................................                 30%                   49%                   21%


---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
SHORT-TERM
U.S. TREASURY
TRUST

Semiannual Report
November 30, 1997